Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Registrant Name	dei_EntityRegistrantName	Morgan Stanley ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001676326
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 10, 2024
Document Effective Date	dei_DocumentEffectiveDate	Dec. 10, 2024